Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash and cash equivalents [abstract]
Cash and deposits	¥ 4,630,882	¥ 3,346,401
Negotiable certificate of deposit and other	1,482,773	1,754,456
Total	¥ 6,113,655	¥ 5,100,857	¥ 4,098,450	¥ 3,602,805